Notes to the interim condensed consolidated statement of income (loss)	6 Months Ended
Jun. 30, 2026
Notes to the interim condensed consolidated statement of income (loss)
Notes to the interim condensed consolidated statement of income (loss)

Note 5.    Notes to the interim condensed consolidated statement of income (loss)

5.1Revenues and other income

For the six months ended June 30, 2026, and June 30, 2025

	Six months ended
(in thousands of euros)	June 30, 2025	June 30, 2026
Revenue	4,454	20
Total revenues	4,454	20
CIR	1,125	839
Subsidies	—	5
Other	32	442
Total other income	1,156	1,286
Total revenues and other income	5,610	1,305

Revenues

For the period ended June 30, 2026, no revenue was recognized on the license and collaboration agreement entered into with CTTQ on June 30, 2021, as amended (the “CTTQ License Agreement”).In comparison, €4.4 million of revenue was recognized during the six-month period ended June 30, 2025, primarily as a result of the achievement of the T2 Transaction payment under the CTTQ License Agreement, (refer to the accounting principles and CTTQ License Agreement and amendment described in the Notes 3.12 – Revenue and Note 19.1 – Revenues to the annual consolidated financial statements for the year ended on December 31, 2025).

Other income

The CIR generated over the first six months of the fiscal year 2026 amounts to €0.8 million, compared to €1.1 million for the same period in June 2025, resulting from a lower proportion of eligible research and development (“R&D”) expenses as a result of the implementation of the Strategic Pipeline Prioritization Plan initiated in 2025.

5.2Operating expenses

For the six months ended June 30, 2026

	Six months ended June 30, 2026
		Marketing –
	Research and	business	General and
	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Studies	(32,610)	—	—	(32,610)
Personnel costs	(10,396)	(955)	(12,970)	(24,321)
Fees	(173)	—	(5,219)	(5,392)
Depreciation, amortization and provisions	(1,216)	—	(190)	(1,406)
Support costs (including taxes)	—	—	(437)	(436)
Insurance	—	—	(871)	(871)
IT systems	(569)	(8)	(39)	(617)
Patents	(470)	—	—	(470)
Energy and liquids	(114)	—	—	(114)
Maintenance	(51)	—	—	(51)
Disposables	(31)	—	—	(31)
Other(1)	(609)	(1,626)	(2,522)	(4,757)
Total operating expenses	(46,238)	(2,589)	(22,247)	(71,074)
(1)	Other expenses primarily consist of costs related to the commercial development of lanifibranor. Please note these expenses are different from the “Other operating expenses” presented in Note 5.3 – Other operating income and expenses.

For the six months ended June 30, 2025

	Six months ended June 30, 2025
	Research and	Marketing –	General and
	development	Business	administrative
(in thousands of euros)	expenses	development	expenses	Total
Studies	(34,487)	—	—	(34,487)
Personnel costs	(6,811)	(73)	(8,300)	(15,184)
Fees	(141)	—	(3,247)	(3,387)
Depreciation, amortization and provisions	(1,580)	—	(124)	(1,704)
Support costs (including taxes)	—	—	(330)	(330)
Insurance	—	—	(792)	(792)
IT systems	(414)	(10)	(55)	(479)
Patents	(343)	—	—	(343)
Energy and liquids	(402)	—	—	(402)
Maintenance	(177)	—	—	(177)
Disposables	(210)	—	—	(210)
Other	(327)	(663)	(1,866)	(2,855)
Total operating expenses	(44,890)	(746)	(14,713)	(60,349)

Personnel costs and headcount

For the six months ended June 30, 2026

	Six months ended June 30, 2026
		Marketing -
	Research and	business	General and
2026	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(5,155)	(417)	(3,308)	(8,880)
Payroll taxes	(1,694)	(79)	(1,834)	(3,606)
Provisions for retirement benefit obligations	(37)	—	(44)	(82)
Share-based compensation expense	(3,509)	(460)	(7,784)	(11,753)
Total personnel costs	(10,396)	(955)	(12,970)	(24,321)

The Company has 87 employees as of June 30, 2026, of which 60 are employed by Inventiva S.A. and 27 are employed by Inventiva Inc. As of June 30, 2026, share-based compensation expense amounted to €11.8 million, compared with €6.7 million as of June 30, 2025, mainly due to share-based plans granted between the two periods (See Note 4.8 – Shareholders’ equity).

For the six months ended June 30, 2025

	six months ended June 30, 2025
		Marketing -
	Research and	business	General and
2025	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,139)	(65)	(1,716)	(5,920)
Payroll taxes	(1,675)	(8)	(1,549)	(3,232)
Provisions for retirement benefit obligations	255	—	435	690
Share-based compensation expense	(1,251)	—	(5,470)	(6,721)
Total personnel costs	(6,811)	(73)	(8,300)	(15,184)

The Company had 84 employees as of June 30, 2025, of which 75 were employed by Inventiva S.A. and 9 were employed by Inventiva Inc. Following the Strategic Pipeline Prioritization Plan, € 6.5 million was expended or recorded in short-term provisions (See Note 5.3 – Other operating income and expenses) mainly related to termination benefits and significant share-based compensation expenses have been recognized over the first six months of the fiscal year 2025.

5.3Other operating income and expenses

For the six months ended June 30, 2026, and June 30, 2025

Other operating income and expenses break down as follows:

	Six months ended
(in thousands of euros)	June 30, 2025	June 30, 2026
Gain on disposals of assets	381	151
Total other operating income	381	151
Penalties	—	(1)
Restructuring expenses	(4,190)	(122)
Provisions - Restructuring	(3,106)	—
Provisions - Litigations	—	(614)
Share-based compensation expense	(1,288)	—
Allowance for doubtful accounts	—	(33)
Total other operating expenses	(8,583)	(769)
Other operating income (loss)	(8,202)	(619)

As of June 30, 2026, the restructuring expenses amounted to €0.1 million for the six months ended June 30, 2026, mainly related to severance and other employee costs, as well as consulting fees associated with the Company’s restructuring activities. In addition, €0.6 million were recorded in short-term provisions (see Note 4.10 – Provisions).

In February 2025, the Company announced the Strategic Pipeline Prioritization Plan to focus exclusively on the development of lanifibranor (See Note 1.2 – Significant events of 2025 to the annual consolidated financial statements for the year ended on December 31, 2025).

The restructuring expenses of €4.2 million for the six months ended June 30, 2025, mainly comprise severance and other employee costs, as well as consulting fees associated with the Company’s restructuring activities. €3.1 million are recorded in short term provisions, and non-cash expenditures related to acceleration of vesting of Bonus share awards of €1.3 million (see Note 4.8 – Shareholders’ equity).

5.4Financial income and expenses

For the six months ended June 30, 2026, and June 30, 2025

	Six months ended
(in thousands of euros)	June 30, 2025	June 30, 2026
Income from cash equivalents	1,246	2,215
Foreign exchange gains	1,181	3,230
Gains on derecognition of Legacy EIB Warrants	—	68,454
Gains on fair value of Convertible option (Convertible Bonds)	—	1,012
Total financial income	2,427	74,910
Interest cost	(9,716)	(14,460)
Catch-up impact of the EIB debt remeasurement	—	(5,517)
Foreign exchange losses	(3,266)	(669)
Losses on fair value variation remeasurement of Legacy EIB Warrants	(102,640)	(8,569)
Loss on derecognition of emaining EIB warrant settlement obligation	—	(40,744)
Losses on fair value variation of Lenders’ Warrants	—	(3,475)
Loss on initial measurement at fair value of the Lenders’ Tranche B cash collateral deposit	—	(555)
Other financial expenses	(30)	(15)
Total financial expenses	(115,651)	(74,004)
Net financial income (loss)	(113,224)	907

The net financial gain for the first six months of 2026 was €0.9 million, compared to a net loss of €113.2 million in the same period of 2025. This gain is primarily attributable to the variation in fair value of the financial instruments.

For the first six months of 2026, financial expenses mainly include:

-	Interest costs in which:
o	€5.7 million correspond to the interest related to the Finance Contract (€2.9 million related to the EIB Tranche A and €2.8 million related to the EIB Tranche B);
o

€7.4 million correspond to the interest related to the royalty certificate liabilities (€1.9 million related to the 2023 Royalty Certificates and €5.5 million related to the 2024 Royalty Certificates);

o	€1.3 million correspond to the interest related to the Debt Financing agreement (€0.6 million related to the Lenders’ Tranche A and €0.6 million related to the Lenders’ Tranche B);
o	€0.1 million related to the residual interest related to the PGE and PPR loans.
-

€5.5 million, in which €5.0 million correspond to the catch-up adjustment to reflect the revised cash flows resulting from the repayment of the EIB loan, and €0.5 million resulting from the unwinding of the discount until the EIB Completion Date;

-	€8.6 million of loss in fair value reassessment of the Legacy EIB Warrants as of EIB Transactions Execution Date,
-	€40.7 million of which:
o	€50.2 million from the recognition of the fair value of the New EIB Warrants forward contract (see Note 4.8 – Shareholders’ equity); and
o

(€9.5) million from the extinguishment of the derivative financial liability following the General Meeting’s decision to issue the New EIB Warrants (see Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities).

-	€3.5 million of change in fair value of the Lenders’ Warrants (see Note 4.9 – Debt, Derivatives and Royalty Certificates liabilities);
-	€0.6 million of recognition at fair value of the Lenders’ Tranche B cash collateral deposit (see Note 4.5 – Other non-current assets) ; and
-	€0.7 million of foreign exchange losses.

For the first six months of 2026, financial income mainly includes:

-	€68.5 million change in fair value related to the Legacy EIB Warrants, of which:
o	€30.0 million from the repurchase and cancellation of Legacy EIB Warrants, and
o	€38.5 million from the restructuring of the Remaining EIB Warrants.
-	€1.0 million change in fair value related to the conversion option embedded in the Lenders’ Tranche A (see Note 4.9 – Long term Derivatives);
-	€2.2 million interest income related to deposit account; and
-	€3.2 million of foreign exchange gains.

5.5Share of net profit – Equity method

The tables below provide the summarized statement of income (loss) for the associate Hepalys. The information disclosed reflects the amounts presented in the financial statements of Hepalys and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case fair value adjustments. The tables below also provide the reconciliation between Hepalys’ loss and the share of net loss recognized in the Company statement of income (loss).

(in thousands of euros)	June 30, 2025	June 30, 2026
General and administrative expenses	(2,155)	(1,624)
Net operating loss	(2,155)	(1,624)
Financial income	2	32
Financial expenses	(5)	(49)
Net financial income	(3)	(17)
Net loss for the period	(2,158)	(1,642)
Exchange difference on translation of foreign operations	(573)	(70)
Items that will be reclassified subsequently to profit or loss	(573)	(70)
Total comprehensive loss	(2,732)	(1,712)
Group’s share in %	15%	14%
Share of net loss	(334)	(227)
Elimination of downstream sales	113	54
Share of net loss - Equity method	(220)	(172)

As of June 30, 2026, Hepalys has not generated any sales.

5.6Income tax

The income tax calculation for interim periods is set out in Note – 3.3 Specific disclosure requirements for unaudited interim financial statements.

As the imputation of tax benefits on tax losses of Inventiva S.A., at short or mid-term, were considered unlikely due to the growth phase of the Company and regarding the nil projected tax rate as of December 31, 2026, no current taxes were recorded and no deferred taxes either as of June 30, 2026, for Inventiva S.A.

5.7Basic and diluted loss per share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the six-month period ended June 30, 2026.

For the six months ended June 30, 2026, and June 30, 2025

	Six months ended
in euros except net result (in thousands of euros)	June 30, 2025	June 30, 2026
Net loss for the period	(175,882)	(69,467)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	108,839,636	273,582,870
Basic/diluted loss per share	(1.62)	(0.25)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Company. In accordance with IAS 33.24, issued T1 BSAs, T1bis BSAs and T2 BSAs are included at the denominator as these are exercisable for little or no consideration after vesting.

As the Company recorded a loss as of June 30, 2026 and June 30, 2025, diluted earnings (loss) per share are identical to basic earnings (loss) per share. Share-based payment plans (BSAs, BSPCEs, AGAs, and SOs) are not included as their effects would be anti-dilutive.